Related Party Transactions - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) DWT shares	Jan. 18, 2019 shares	Oct. 12, 2018 USD ($) shares
Related Party Transaction [Line Items]
Document Period End Date	Dec. 31, 2019
Stock Issued During Period, Shares, Issued for Services | shares			12,946
Common Stock, Shares, Issued | shares	72,482,958	71,217,258
Common stock, Value, Issued	$ 809,000	$ 796,000
Termination notice master agreement	3 months
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 2,000,000
Termination fee equal to a term for management fees	3 months
Equity Method Investment, Aggregate Cost	$ 100,000,000
Investment Owned, Balance, Shares | shares	4,400,000			5,400,000	54,100,000
Equity Method Investment, Ownership Percentage	7.60%				10.90%
Kamsarmax pool [Member]
Related Party Transaction [Line Items]
Concentration Risk, Customer	.31	0.36	0.42
Ultramax pool [Member]
Related Party Transaction [Line Items]
Concentration Risk, Customer	.60	.64	0.58
Sumec Vessels [Member]
Related Party Transaction [Line Items]
Vessels time charter-in	4
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
Vessel acquisition fee payable to SSH, per vessel acquired	$ 250,000
Days in VWAP calculation for payment of services	30
Trading days used to measure commons shares issuable		30 days
Stock Issued During Period, Shares, Issued for Services | shares		12,946
Maximum drybulk carrier that may be owned by SSH under Administrative Services Agreement | DWT			30,000
Number of months notice to be given terminate administrative agreement		12 months
Months of notice given by the company to terminate the administrative agreement			24 months
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Trading days used to measure commons shares issuable		20 days
Commercial management fee payable to SCM (per vessel per day)		$ 300	$ 300
Commission payable to SCM of gross revenues per charter		1.75%
Number of months to exit the pool for vessels that do have provisions		12 months
Commercial management commissions on gross revenue vessels outside of pool	1.75%
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Annual fee per vessel to provide technical management service	$ 200,000		$ 200,000
Scorpio Commercial & Scorpio Ship Management
Related Party Transaction [Line Items]
Termination notice master agreement	24 months
Termination notice payment in months,master agreement	24 months
Scorpio Tankers [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Aggregate Cost	$ 100,000,000
Investment Owned, Balance, Shares | shares					54,100,000
Equity Method Investment, Ownership Percentage					10.90%
Equity Raise					$ 337,000,000
Minimum | Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Construction Supervisory Services payable per vessel		$ 200,000
Maximum [Member] | Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Construction Supervisory Services payable per vessel		$ 500,000
Sumec Vessels [Member] | Minimum
Related Party Transaction [Line Items]
Bareboat charter agreement time period	24
Sumec Vessels [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Bareboat charter agreement time period	27